First Trust Value Line Dividend Index Fund Investment Strategy - First Trust Value Line Dividend Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed by Value Line Publishing, LLC (the “Index Provider”) and calculated by ICE Data Indices, LLC as the calculation agent on behalf of the Index Provider. The Index begins with the universe of stocks that the Index Provider gives a SafetyTM Ranking of #1 or #2 using the Index Provider’s proprietary Value Line® SafetyTM Ranking System (the “Safety Ranking System”). All registered investment companies, limited partnerships and foreign securities not listed in the U.S. are removed from this universe. From those stocks, the Index Provider selects those companies with a higher than average dividend yield, as compared to the indicated dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Any securities that do not meet the size requirements of the Index are eliminated and the remaining securities are equally weighted. According to information published by Value Line, the Safety Ranking System seeks to measure the total risk of a stock relative to the approximately 1,700 other stocks comprising the Index’s initial universe. The Safety Ranking System assigns a rank of #1 (safest) to #5 (riskiest) to each of the securities in the initial universe based on each security’s expected total risk relative to the other securities in the universe. According to information published by Value Line, the Safety Rank is derived from a stock’s “price stability score” and “financial strength rating.” A stock’s “price stability score” is based on a ranking of the standard deviation (a measure of volatility) of weekly percent changes in the price of a stock. A company’s “financial strength rating” is the Index Provider’s measure of the company’s financial condition. The Index excludes all securities that are not assigned a Safety Rank of #1 or #2. Because the Safety Ranking System assigns ranks weekly and the Index reconstitutes monthly, the Index may, for the remainder of any given monthly period, contain securities that are no longer assigned a Safety Rank of #1 or #2. The Fund may invest in common stocks and depositary receipts of small, mid and large capitalization companies. The Index is rebalanced and reconstituted monthly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s monthly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 236 securities. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 236 securities.